INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES
Ore in stockpiles and on leach pads	$ 80,722	$ 82,192
Concentrates and dore bars	111,100	124,225
Supplies	438,652	373,651
Total current inventories	630,474	580,068
Non-current ore in stockpiles and on leach pads (Note 7B)	198,044	145,675
Total inventories	828,518	725,743
Inventory write-down	$ 23,500	$ 13,200